Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000260396 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000260396 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000260396 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.04%
C000260396 | Communications
Holdings [Line Items]
Percent of Net Asset Value	21.67%
C000260396 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.76%
C000260396 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.04%
C000260396 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.46%
C000260396 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000260396 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000260396 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.33%
C000260396 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000112990 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.32%)
C000112990 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000112990 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112990 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000112990 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000112990 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000112990 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000112990 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112990 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000112990 | Government
Holdings [Line Items]
Percent of Net Asset Value	48.26%
C000112990 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	26.01%
C000112990 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112990 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000112990 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000112990 | General Obligation Unlimited
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000112990 | Insured
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000112990 | Prerefunded
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000112990 | General Obligation Limited
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000112990 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000112990 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	69.99%
C000112990 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	28.71%
C000112990 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000020925 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(7.26%)
C000020925 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000020925 | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.48%
C000020925 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000020925 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000020925 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000020925 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.61%
C000020925 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000020925 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000020925 | Government
Holdings [Line Items]
Percent of Net Asset Value	9.56%
C000020925 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	33.69%
C000020925 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020925 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000020925 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.42%
C000020925 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000020925 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000020925 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	34.74%
C000020925 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	62.32%
C000020925 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000186093 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000186093 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000186093 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	43.44%
C000186093 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000186093 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000081996 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000081996 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000081996 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	43.44%
C000081996 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000081996 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000178859 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
C000178859 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000178859 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	20.29%
C000178859 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000178859 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.21%
C000178859 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.09%
C000178859 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.09%
C000132328 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000132328 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.54%
C000132328 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000132328 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.09%
C000132328 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000081997 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000081997 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	34.54%
C000081997 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000081997 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.09%
C000081997 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000178860 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.11%)
C000178860 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000178860 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	20.28%
C000178860 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000178860 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	35.23%
C000178860 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000178860 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.11%
C000132329 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000132329 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	34.58%
C000132329 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.35%
C000132329 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000132329 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000112991 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000112991 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.55%
C000112991 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	31.42%
C000112991 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000112991 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000020929 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000020929 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.65%
C000020929 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000020929 | France
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000020929 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000020929 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.92%
C000020929 | China
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000020929 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000020929 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000020929 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000020929 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000020929 | India
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000020929 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000020929 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000020929 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000020929 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000020929 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000020929 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000020929 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020929 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020929 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000020929 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.11%
C000020929 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000038528 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.22%)
C000038528 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.17%
C000038528 | Financial
Holdings [Line Items]
Percent of Net Asset Value	27.06%
C000038528 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000038528 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000038528 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.17%
C000038528 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.72%
C000038528 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000038528 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000038528 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000038528 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000038528 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.09%
C000038528 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000038529 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.22%)
C000038529 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.17%
C000038529 | Financial
Holdings [Line Items]
Percent of Net Asset Value	27.06%
C000038529 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000038529 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000038529 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.17%
C000038529 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.72%
C000038529 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000038529 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000038529 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000038529 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000038529 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.09%
C000038529 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000020904 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.23%)
C000020904 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000020904 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000020904 | China
Holdings [Line Items]
Percent of Net Asset Value	23.08%
C000020904 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.26%
C000020904 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000020904 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020904 | India
Holdings [Line Items]
Percent of Net Asset Value	16.84%
C000020904 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	9.04%
C000020904 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000020904 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000020904 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000020904 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020904 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000020904 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000020904 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000020904 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000020904 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000020904 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000020904 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000020904 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000020904 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.62%
C000020904 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000020904 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000038539 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(17.86%)
C000038539 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000038539 | Government
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000038539 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	98.46%
C000038539 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000038539 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000038539 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	89.85%
C000038539 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	26.26%
C000020930 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.24%)
C000020930 | Technology
Holdings [Line Items]
Percent of Net Asset Value	43.17%
C000020930 | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.74%
C000020930 | Communications
Holdings [Line Items]
Percent of Net Asset Value	21.53%
C000020930 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.48%
C000020930 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000020930 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.69%
C000020930 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000020930 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020930 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000020930 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000020930 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000020930 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.75%
C000020930 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000020930 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000020908 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.14%)
C000020908 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.99%
C000020908 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.56%
C000020908 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.64%
C000020908 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.33%
C000020908 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.88%
C000020908 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.12%
C000020908 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000020908 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020908 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.32%
C000020908 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000020908 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000020908 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.21%
C000020908 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000155998 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.14%)
C000155998 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.99%
C000155998 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.56%
C000155998 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.64%
C000155998 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.33%
C000155998 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.88%
C000155998 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.12%
C000155998 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000155998 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000155998 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.32%
C000155998 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000155998 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000155998 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.21%
C000155998 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000132327 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000132327 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.71%
C000132327 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.95%
C000132327 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.99%
C000132327 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000132327 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.57%
C000132327 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.53%
C000132327 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000132327 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.52%
C000132327 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000132327 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000132327 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000132327 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000132327 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	93.22%
C000132327 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000132327 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000020910 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.27%)
C000020910 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000020910 | Financial
Holdings [Line Items]
Percent of Net Asset Value	29.33%
C000020910 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.32%
C000020910 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.43%
C000020910 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.58%
C000020910 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020910 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020910 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000020910 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020910 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.86%
C000020910 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000079602 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.27%)
C000079602 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000079602 | Financial
Holdings [Line Items]
Percent of Net Asset Value	29.33%
C000079602 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.32%
C000079602 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.43%
C000079602 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.58%
C000079602 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000079602 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000079602 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000079602 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000079602 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.86%
C000079602 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000038532 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.23%)
C000038532 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.11%
C000038532 | Financial
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000038532 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.46%
C000038532 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.98%
C000038532 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.71%
C000038532 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.83%
C000038532 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000038532 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000038532 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000038532 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000038532 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.63%
C000038532 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000038533 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.23%)
C000038533 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.11%
C000038533 | Financial
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000038533 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.46%
C000038533 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.98%
C000038533 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.71%
C000038533 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.83%
C000038533 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000038533 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000038533 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000038533 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000038533 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.63%
C000038533 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020916 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020916 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.26%
C000020916 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.37%
C000020916 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.97%
C000020916 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020916 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000020917 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020917 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	41.55%
C000020917 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	40.06%
C000020917 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.91%
C000020917 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000020917 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000020918 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020918 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	21.28%
C000020918 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.34%
C000020918 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.38%
C000020918 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000020919 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020919 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.96%
C000020919 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	65.43%
C000020919 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.61%
C000020919 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000126088 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000126088 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000126088 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000126088 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.09%
C000126088 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000020920 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020920 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	63.81%
C000020920 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.91%
C000020920 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.86%
C000020920 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000020920 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000020921 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000020921 | Financial
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000020921 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000020921 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000020921 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.05%
C000020921 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000038552 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000038552 | Financial
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000038552 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000038552 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000038552 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.05%
C000038552 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000038543 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000038543 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000038543 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000038543 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.53%
C000038543 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	8.79%
C000038543 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000038543 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000038542 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000038542 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000038542 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000038542 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.53%
C000038542 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	8.79%
C000038542 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000038542 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000038545 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000038545 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000038545 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	55.51%
C000038545 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.55%
C000038545 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.16%
C000038545 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000038545 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000038544 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000038544 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000038544 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	55.51%
C000038544 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.55%
C000038544 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.16%
C000038544 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000038544 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000038546 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038546 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000038546 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	14.72%
C000038546 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.65%
C000038546 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.93%
C000038546 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000038546 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038547 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038547 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000038547 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	14.72%
C000038547 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.65%
C000038547 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.93%
C000038547 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000038547 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038548 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000038548 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000038548 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	72.12%
C000038548 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.23%
C000038548 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000038548 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000038548 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000038549 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000038549 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000038549 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	72.12%
C000038549 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.23%
C000038549 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000038549 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000038549 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000038530 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038530 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000038530 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000038530 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	76.92%
C000038530 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.89%
C000038530 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038530 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038531 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038531 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000038531 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000038531 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	76.92%
C000038531 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.89%
C000038531 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038531 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038541 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.07%)
C000038541 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000038541 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.13%
C000038541 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000038541 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000038541 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000038541 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.33%
C000038541 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000038541 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.24%
C000038541 | Government
Holdings [Line Items]
Percent of Net Asset Value	7.41%
C000038541 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000038541 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000038541 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.81%
C000038541 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.92%
C000038541 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.24%
C000038541 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.42%
C000038541 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	88.41%
C000020923 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.96%)
C000020923 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.62%
C000020923 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.93%
C000020923 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000020923 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	21.46%
C000020923 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.04%
C000020923 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.77%
C000020923 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000020923 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000020923 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000020923 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000020923 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.67%
C000020923 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000152597 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.96%)
C000152597 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.62%
C000152597 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.93%
C000152597 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000152597 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	21.46%
C000152597 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.04%
C000152597 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.77%
C000152597 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000152597 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000152597 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000152597 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000152597 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.67%
C000152597 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000238595 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(7.13%)
C000238595 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000238595 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	91.51%
C000238595 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	15.55%
C000238595 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	91.58%
C000238595 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	15.55%
C000238596 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(62.72%)
C000238596 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000238596 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	140.16%
C000238596 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	22.53%
C000238596 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	140.19%
C000238596 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	22.53%
C000235586 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	38.68%
C000235586 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	51.28%
C000235586 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	10.04%
C000235586 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	51.28%
C000235586 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.04%
C000238594 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(24.99%)
C000238594 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000238594 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	109.39%
C000238594 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000238594 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	109.39%
C000238594 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	15.60%